IMPAIRMENT LOSS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment Effects on Earnings Per Share [Line Items]
Impairment loss related to goodwill	$ 13,693,305	$ 33,397
Impairment loss related to licensed software	1,075,997	0
Impairment of property plant and equipment	17,308	29,716
Goodwill impairment loss		3,681
Property, Plant and Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Impairment of property plant and equipment	$ 17,308	$ 29,716